Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 2,252,771	₩ 2,192,635
Planned regulatory reserve for (reversal of) loan losses	632,247	60,136
Ending balance	₩ 2,885,018	₩ 2,252,771